Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results - Summary of Other Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of other financial assets [line items]
Other financial assets	$ 1,698,054	$ 2,388,795	$ 3,458,243
Participation certificate in financial trusts [member]
Disclosure of other financial assets [line items]
Other financial assets	10,947	5,308
Investments in mutual funds [member]
Disclosure of other financial assets [line items]
Other financial assets	655,562	1,005,267	2,184,598
Other investments [member]
Disclosure of other financial assets [line items]
Other financial assets	7,938
Receivable from spot sales pending settlement [member]
Disclosure of other financial assets [line items]
Other financial assets	4,122	33,470	8,743
Several debtors [member]
Disclosure of other financial assets [line items]
Other financial assets	646,755	874,912	1,049,672
Miscellaneous debtors for credit card operations [member]
Disclosure of other financial assets [line items]
Other financial assets	$ 372,730	$ 469,838	$ 215,230